Reinsurance	12 Months Ended
Dec. 31, 2021
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Reinsurance

Schedule IV
Reinsurance

Amounts in EUR million	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	% of amount assumed to net
For the year ended December 31, 2021
Life insurance in force	977,293	611,912	397,882	763,263	52%
Premiums
Life insurance	13,400	3,326	-	10,074	0%
Non-life insurance	2,044	192	-	1,852	0%
Total premiums	15,444	3,518	-	11,926	0%

For the year ended December 31, 2020
Life insurance in force	895,593	599,091	408,201	704,703	58%
Premiums
Life insurance	13,929	2,541	-	11,387	0%
Non-life insurance	2,165	162	5	2,008	0%
Total premiums	16,094	2,703	5	13,396	0%

For the year ended December 31, 2019
Life insurance in force	955,451	699,005	480,723	737,170	65%
Premiums
Life insurance	15,926	2,276	-	13,650	0%
Non-life insurance	2,199	158	13	2,055	1%
Total premiums	18,125	2,434	13	15,704	0%